Asset Exchange Transactions (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2019 a	Dec. 31, 2020 USD ($) a	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
2020 Asset Exchange Transaction
Nonmonetary Transaction [Line Items]
Number of acres disposed of		24,400
Number of acres acquired		19,400
Loss recognized on asset exchange transaction | $		$ 61.6
2019 Asset Exchange Transaction
Nonmonetary Transaction [Line Items]
Number of acres disposed of	16,000
Number of acres acquired	16,000
Loss recognized on asset exchange transaction | $			$ 13.9
Number of acres disposed, additional consideration	3,000
Reimbursement liability recognized | $		$ 25.8		$ 12.6